Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Total Stock-based Compensation Expense

Total stock-based compensation expense, related to all of the Company’s share-based awards to employees, directors and consultants recognized during three- and nine-months ended September 30, 2013 and 2012, was comprised of the following:

	Three-Months Ended September 30		Nine-Months Ended September 30
	2013	2012	2013	2012

Research and development	$38,856	$32,200	$96,943	$86,845
General and administrative	80,361	65,261	185,507	195,784

Total share-based compensation expense	$119,217	$97,461	$282,450	$282,629

Total stock-based compensation expense, related to all of the Company’s share-based awards to employees, directors and non-employees recognized during the years ended 2012 and 2011, was comprised of the following:

	Year Ended December 31
	2012	2011

Research and development	$111,206	$113,534
General and administrative	183,900	166,918

Total share-based compensation expense	$295,106	$280,452

Weighted-Average Assumptions Used for Calculating Value of Options Granted

The following table describes the weighted-average assumptions used for calculating the value of options granted during the nine-months ended September 30, 2013:

2013

Dividend yield	0%
Expected volatility	80%
Weighted-average risk-free interest rate	1.40% - 1.80%
Expected term	6.2 years

The following table describes the weighted-average assumptions used for calculating the value of options granted for the years ended December 31:

	2012	2011

Dividend yield	0.0%	—%
Expected volatility	79.7%	—
Weighted-average risk-free interest rate	1.2%	—
Expected term	6.3 years	—

Stock Option Activity

Information regarding the stock options activity including employees, directors and consultants as of September 30, 2013, and changes during the period then ended, are summarized as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life

Outstanding at December 31, 2012 (audited)	1,707,114	$1.3802	4.4 years
Options granted (unaudited)	247,600	$3.2600	6.2 years
Options exercised (unaudited)	(489,667)	$0.6470	1.3 years
Options canceled or expired (unaudited)	(2,667)	$2.9725	8.7 years

Outstanding at September 30, 2013 (unaudited)	1,462,380	$1.9410	5.5 years

Vested or expected to vest at September 30, 2013 (unaudited)	1,462,380	$1.9410	5.5 years

Exercisable at September 30, 2013 (unaudited)	1,118,156	$1.5801	6.9 years

Information regarding the stock options activity including employees, directors and non-employees as of December 31, 2012, and changes during the year then ended, are summarized as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life

Outstanding at December 31, 2011	3,175,567	$0.61	5.0 years
Options granted	322,200	1.42	6.3 years
Options exercised	(66,540)	0.47	3.0 years
Options canceled or expired	(17,000)	1.37	7.9 years

Outstanding at December 31, 2012	3,414,227	0.66	4.4 years

Vested or expected to vest at December 31, 2012	3,416,227	0.69

Exercisable at December 31, 2012	3,151,353	$0.58	3.9 years